TDX Independence Funds, Inc.

60 Wall Street

New York, New York 10005

September 29, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	TDX Independence Funds, Inc.
File Nos.: 333-139872 and 811-22001

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically (SEC Accession No. 0001193125-10-218664) with the Securities and Exchange Commission on September 28, 2010.

Very truly yours,

/s/ Michael Gilligan

Michael Gilligan

Treasurer, Chief Financial Officer and Controller